United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/21

Date of Reporting Period: Six months ended 10/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Hermes Intermediate Corporate Bond Fund
(formerly, Federated Intermediate Corporate Bond Fund)
Fund Established 1993

A Portfolio of Federated Hermes Income Securities Trust
(formerly, Federated Income Securities Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Intermediate Corporate Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2020 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.9%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	2.3%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS— 96.9%
		Basic Industry - Chemicals— 0.5%
$ 350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$361,358
185,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	185,267
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	343,878
		TOTAL	890,503
		Basic Industry - Metals & Mining— 0.8%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	247,795
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,080,191
		TOTAL	1,327,986
		Basic Industry - Paper— 0.2%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	257,122
		Capital Goods - Aerospace & Defense— 2.5%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	319,311
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	316,596
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	222,560
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	99,745
500,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	486,616
494,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	470,103
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	416,025
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	446,665
500,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	496,588
275,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	304,719
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	316,591
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.015% (3-month USLIBOR +1.735%), 2/15/2042	278,680
		TOTAL	4,174,199
		Capital Goods - Building Materials— 1.3%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	136,991
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	856,784
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	299,714
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	557,482
228,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	244,484
		TOTAL	2,095,455
		Capital Goods - Construction Machinery— 1.1%
190,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	193,344
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	262,430
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	646,242
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Capital Goods - Construction Machinery— continued
$ 500,000	Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	$515,328
185,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	214,064
	TOTAL	1,831,408
	Capital Goods - Diversified Manufacturing— 3.2%
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	259,910
190,000	General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	201,168
165,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	169,499
300,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	312,684
450,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	449,824
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	634,588
175,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	186,363
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	436,898
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	270,811
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	913,167
600,000	United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	703,346
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	213,267
350,000	Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	361,661
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	230,067
	TOTAL	5,343,253
	Capital Goods - Packaging— 0.2%
300,000	WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	333,815
	Communications - Cable & Satellite— 1.5%
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,037,378
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	206,560
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	426,845
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	892,826
	TOTAL	2,563,609
	Communications - Media & Entertainment— 2.0%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	630,195
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.625%, 5/15/2030	276,709
500,000	Fox Corp., Sr. Unsecd. Note, 3.500%, 4/8/2030	560,103
200,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	238,361
215,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	250,546
1,000,000	ViacomCBS Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	1,091,334
220,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	267,285
30,000	Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	32,840
	TOTAL	3,347,373
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Telecom Wireless— 2.1%
$ 500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	$502,410
400,000	American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	423,439
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	181,316
145,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	158,069
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	573,104
500,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 1.500%, 2/15/2026	504,302
350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	393,613
350,000	T-Mobile USA, Inc., Term Loan - 1st Lien, 144A, 3.750%, 4/15/2027	390,380
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	413,922
	TOTAL	3,540,555
	Communications - Telecom Wirelines— 1.3%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	623,478
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	259,430
300,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	345,027
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	244,780
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	316,484
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	139,290
250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	275,997
	TOTAL	2,204,486
	Consumer Cyclical - Automotive— 3.2%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	809,743
375,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	400,312
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	252,188
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	755,587
350,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	410,605
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	268,216
295,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	303,625
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	505,458
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	664,597
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	724,784
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	219,862
	TOTAL	5,314,977
	Consumer Cyclical - Retailers— 4.4%
800,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	901,375
375,000	Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	399,848
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	199,433
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Retailers— continued
$ 225,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	$229,393
162,574	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	174,107
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	533,566
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	800,131
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	690,414
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	804,487
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	537,137
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	316,594
275,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	325,741
240,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	235,635
1,000,000	WalMart, Inc., Sr. Unsecd. Note, 3.550%, 6/26/2025	1,131,538
	TOTAL	7,279,399
	Consumer Cyclical - Services— 1.8%
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	192,658
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	391,059
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	856,364
400,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	440,253
400,000	Expedia, Inc., 4.500%, 8/15/2024	425,797
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	250,315
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	97,469
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	311,654
	TOTAL	2,965,569
	Consumer Non-Cyclical - Food/Beverage— 6.2%
700,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	847,732
460,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	493,456
325,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	321,524
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	920,630
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	411,458
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	544,770
750,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	781,231
1,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,151,579
85,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	94,845
500,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	542,954
360,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	413,540
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,082,802
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	241,267
170,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	173,520
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	740,943
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— continued
$ 60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	$65,361
750,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	775,589
350,000	Tyson Foods, Inc., 3.950%, 8/15/2024	389,458
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	327,337
	TOTAL	10,319,996
	Consumer Non-Cyclical - Health Care— 2.3%
525,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	537,506
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	225,395
310,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	335,290
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	209,309
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	280,133
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	566,214
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	275,842
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	267,535
125,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	135,602
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	200,565
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	395,934
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	386,600
	TOTAL	3,815,925
	Consumer Non-Cyclical - Pharmaceuticals— 5.1%
360,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	390,568
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	592,414
465,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	508,162
360,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	397,662
67,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2045	81,928
470,000	AstraZeneca PLC, 0.700%, 4/8/2026	463,650
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	664,459
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	381,464
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	227,531
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	186,796
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	568,471
660,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	663,594
125,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	144,349
340,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.875%, 8/15/2025	387,496
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	274,746
220,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	253,763
350,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	404,815
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	588,543
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Pharmaceuticals— continued
$ 200,000	Royalty Pharma PLC, 144A, 1.200%, 9/2/2025	$199,205
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	887,661
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	264,562
	TOTAL	8,531,839
	Consumer Non-Cyclical - Products— 0.5%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	771,613
	Consumer Non-Cyclical - Supermarkets— 0.3%
500,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	541,026
	Consumer Non-Cyclical - Tobacco— 1.0%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	807,500
200,000	Bat Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	215,238
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	333,986
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	346,694
	TOTAL	1,703,418
	Energy - Independent— 1.4%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	253,070
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	475,816
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	525,306
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	537,526
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	166,800
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	406,250
	TOTAL	2,364,768
	Energy - Integrated— 1.8%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	549,596
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	509,026
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	516,332
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	204,070
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	244,277
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	533,974
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	442,431
	TOTAL	2,999,706
	Energy - Midstream— 3.1%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	192,492
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	534,204
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	690,005
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	200,426
500,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	552,394
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Energy - Midstream— continued
$ 175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	$174,240
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	368,404
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	431,912
250,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	261,692
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	356,316
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	438,181
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	725,999
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	271,342
	TOTAL	5,197,607
	Energy - Refining— 0.4%
715,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	683,270
	Financial Institution - Banking— 19.6%
500,000	American Express Co., Sr. Unsecd. Note, 2.500%, 7/30/2024	531,059
850,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	905,565
500,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	523,876
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	524,677
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	249,926
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	250,389
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	251,517
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	528,050
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	551,806
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	541,387
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	553,658
315,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	331,736
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	438,515
500,000	Capital One NA, Sr. Unsecd. Note, 2.150%, 9/6/2022	514,735
750,000	Citigroup, Inc., 4.125%, 7/25/2028	859,086
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	520,952
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	259,530
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	515,332
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,155,603
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	284,865
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	94,233
980,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,032,756
635,000	Comerica, Inc., 3.800%, 7/22/2026	705,469
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	537,062
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	147,883
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 400,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.600%, 6/15/2022	$413,437
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	265,062
580,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	586,454
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	886,266
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	563,608
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	281,251
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	568,485
490,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	510,445
500,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	527,715
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	511,002
600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	628,025
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.207%, 4/1/2023	519,648
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.220%, 3/1/2025	538,534
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	283,820
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	534,164
665,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.886% (3-month USLIBOR +0.640%), 12/1/2021	665,048
500,000		Morgan Stanley, Sr. Unsecd. Note, 2.188%, 4/28/2026	524,235
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	396,499
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,668,188
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	590,025
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	259,516
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	377,973
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.100%, 12/9/2022	258,647
800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	835,432
259,334	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	169,864
830,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	877,752
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,370
300,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	310,992
220,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	245,222
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	252,919
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	412,274
1,050,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	1,092,772
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,030,254
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	462,110
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	262,856
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	521,352
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	554,915
		TOTAL	32,449,798
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Broker/Asset Mgr/Exchange— 2.6%
$ 400,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	$430,376
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,320,969
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	247,761
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	321,902
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	194,367
505,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	611,575
400,000	Stifel Financial Corp., 4.250%, 7/18/2024	446,106
150,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	150,319
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	557,185
	TOTAL	4,280,560
	Financial Institution - Finance Companies— 0.9%
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	534,192
350,000	GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	381,715
500,000	GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	536,826
	TOTAL	1,452,733
	Financial Institution - Insurance - Health— 0.7%
200,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	216,566
450,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	533,391
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	460,119
	TOTAL	1,210,076
	Financial Institution - Insurance - Life— 1.5%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	279,674
300,000	AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	309,828
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	276,858
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	252,403
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	244,666
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	456,378
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	419,146
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	294,205
	TOTAL	2,533,158
	Financial Institution - Insurance - P&C— 1.3%
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	263,236
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	327,782
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	279,183
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	234,330
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	295,790
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	674,117
	TOTAL	2,074,438
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Apartment— 0.7%
$ 395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$440,925
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	102,601
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	325,357
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	310,503
	TOTAL	1,179,386
	Financial Institution - REIT - Healthcare— 1.5%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	282,361
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	430,029
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	760,796
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	163,355
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	409,139
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	421,711
	TOTAL	2,467,391
	Financial Institution - REIT - Office— 1.1%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	384,663
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	286,204
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	688,059
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	144,584
350,000	Boston Properties LP, Sr. Unsecd. Note, 4.125%, 5/15/2021	353,728
	TOTAL	1,857,238
	Financial Institution - REIT - Other— 0.5%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	262,129
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	207,506
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	389,376
	TOTAL	859,011
	Financial Institution - REIT - Retail— 0.7%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	246,650
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	253,202
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	356,864
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	105,163
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	264,873
	TOTAL	1,226,752
	Sovereign— 0.5%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	861,000
	Supranational— 0.5%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	870,796
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— 8.7%
$ 545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	$602,695
300,000	Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	298,812
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	321,411
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,307,314
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	383,243
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	268,710
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	552,909
242,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	270,277
90,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	102,331
355,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	417,362
250,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 6.200%, 7/15/2030	306,265
450,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	533,101
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	436,753
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	48,648
400,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	474,237
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	318,772
165,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	176,381
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	352,331
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	969,873
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	565,124
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	564,791
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	108,202
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	458,329
80,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	83,301
350,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	389,634
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	598,860
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	207,646
750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	759,415
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	1,052,515
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	324,865
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	292,190
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	471,296
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	371,966
	TOTAL	14,389,559
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology Services— 0.1%
$ 90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	$95,647
	Transportation - Airlines— 0.3%
220,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	235,794
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	194,771
	TOTAL	430,565
	Transportation - Railroads— 0.5%
10,150	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	10,223
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	310,740
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	424,386
	TOTAL	745,349
	Transportation - Services— 1.7%
450,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	499,485
215,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	214,766
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	854,833
685,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	708,634
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	528,839
	TOTAL	2,806,557
	Utility - Electric— 3.7%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	342,596
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	128,526
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	435,655
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	534,735
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	296,914
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	544,711
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	423,711
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	484,918
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	353,185
250,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	272,207
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	262,373
250,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	253,708
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	411,323
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	125,676
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	507,592
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	521,905
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	$278,428
	TOTAL	6,178,163
	Utility - Natural Gas— 1.2%
155,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	164,674
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	312,290
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	552,850
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	328,607
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	524,838
105,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	103,322
	TOTAL	1,986,581
	Utility - Natural Gas Distributor— 0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	577,742
	TOTAL CORPORATE BONDS (IDENTIFIED COST $150,110,638)	160,931,377
	INVESTMENT COMPANY— 2.3%
3,817,572	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[3] (IDENTIFIED COST $3,817,865)	3,819,098
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $153,928,503)[4]	164,750,475
	OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	1,257,926
	TOTAL NET ASSETS—100%	$166,008,401
Semi-Annual Shareholder Report
14

At October 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Notes 10-Year Long Futures	50	$6,910,938	December 2020	$(52,495)
Short Futures:
[6]United States Treasury Long Bond Short Futures	24	$4,139,250	December 2020	$91,444
[6]United States Treasury Ultra Bond Short Futures	3	$645,000	December 2020	$18,649
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$57,598
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2020	$4,791,497
Purchases at Cost	$27,970,755
Proceeds from Sales	$(28,943,792)
Change in Unrealized Appreciation/Depreciation	$(3,953)
Net Realized Gain/(Loss)	$4,591
Value as of 10/31/2020	$3,819,098
Shares Held as of 10/31/2020	3,817,572
Dividend Income	$4,244

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $153,928,503.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
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15

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$160,761,513	$169,864	$160,931,377
Investment Company	3,819,098	—	—	3,819,098
TOTAL SECURITIES	$3,819,098	$160,761,513	$169,864	$164,750,475
Other Financial Instruments:[1]
Assets	$110,093	$—	$—	$110,093
Liabilities	(52,495)	—	—	(52,495)
TOTAL OTHER FINANCIAL INSTRUMENTS	$57,598	$—	$—	$57,598

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2020	Year Ended April 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.29	$9.04	$8.93	$9.30	$9.34	$9.55
Income From Investment Operations:
Net investment income	0.12	0.27	0.27	0.28	0.28	0.33
Net realized and unrealized gain (loss)	0.38	0.24	0.19	(0.26)	(0.01)	(0.20)
Total From Investment Operations	0.50	0.51	0.46	0.02	0.27	0.13
Less Distributions:
Distributions from net investment income	(0.12)	(0.26)	(0.28)	(0.28)	(0.29)	(0.33)
Distributions from net realized gain	—	—	(0.07)	(0.11)	(0.02)	(0.01)
Total Distributions	(0.12)	(0.26)	(0.35)	(0.39)	(0.31)	(0.34)
Net Asset Value, End of Period	$9.67	$9.29	$9.04	$8.93	$9.30	$9.34
Total Return[1]	5.38%	5.71%	5.34%	0.16%	3.01%	1.46%
Ratios to Average Net Assets:
Net expenses[2]	0.57%[3]	0.57%	0.58%	0.57%	0.57%	0.56%
Net investment income	2.44%[3]	2.83%	3.12%	3.06%	3.06%	3.56%
Expense waiver/reimbursement[4]	0.22%[3]	0.24%	0.27%	0.18%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,784	$125,942	$104,626	$139,886	$188,122	$222,484
Portfolio turnover	12%	41%	23%	22%	29%	28%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2020	Year Ended April 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.29	$9.04	$8.93	$9.30	$9.34	$9.55
Income From Investment Operations:
Net investment income	0.11	0.24	0.26	0.26	0.26	0.31
Net realized and unrealized gain (loss)	0.38	0.25	0.18	(0.26)	(0.01)	(0.20)
Total From Investment Operations	0.49	0.49	0.44	0.00[1]	0.25	0.11
Less Distributions:
Distributions from net investment income	(0.11)	(0.24)	(0.26)	(0.26)	(0.27)	(0.31)
Distributions from net realized gain	—	—	(0.07)	(0.11)	(0.02)	(0.01)
Total Distributions	(0.11)	(0.24)	(0.33)	(0.37)	(0.29)	(0.32)
Net Asset Value, End of Period	$9.67	$9.29	$9.04	$8.93	$9.30	$9.34
Total Return[2]	5.24%	5.45%	5.08%	(0.09)%	2.76%	1.21%
Ratios to Average Net Assets:
Net expenses[3]	0.82%[4]	0.82%	0.83%	0.82%	0.82%	0.81%
Net investment income	2.19%[4]	2.58%	2.87%	2.82%	2.81%	3.31%
Expense waiver/reimbursement[5]	0.45%[4]	0.47%	0.51%	0.41%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,224	$17,607	$16,943	$20,034	$22,505	$24,296
Portfolio turnover	12%	41%	23%	22%	29%	28%

1	Represents less than $0.005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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18

Statement of Assets and LiabilitiesOctober 31, 2020 (unaudited)

Assets:
Investment in securities, at value including $3,819,098 of investments in an affiliated holding* (identified cost $153,928,503)	$164,750,475
Cash	12,874
Due from broker (Note 2)	90,100
Income receivable	1,374,494
Income receivable from an affiliated holding	421
Receivable for investments sold	54,933
Receivable for shares sold	1,190
Receivable for variation margin on futures contracts	1,190
Total Assets	166,285,677
Liabilities:
Payable for shares redeemed	152,455
Income distribution payable	113,392
Payable for investment adviser fee (Note 5)	3,146
Payable for administrative fee (Note 5)	709
Payable for other service fees (Notes 2 and 5)	6,213
Accrued expenses (Note 5)	1,361
Total Liabilities	277,276
Net assets for 17,162,856 shares outstanding	$166,008,401
Net Assets Consist of:
Paid-in capital	$154,769,818
Total distributable earnings (loss)	11,238,583
Total Net Assets	$166,008,401
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($146,784,269 ÷ 15,175,564 shares outstanding), no par value, unlimited shares authorized	$9.67
Service Shares:
Net asset value per share ($19,224,132 ÷ 1,987,292 shares outstanding), no par value, unlimited shares authorized	$9.67

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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19

Statement of OperationsSix Months Ended October 31, 2020 (unaudited)

Investment Income:
Interest	$2,433,860
Dividends received from an affiliated holding*	4,244
TOTAL INCOME	2,438,104
Expenses:
Investment adviser fee (Note 5)	405,489
Administrative fee (Note 5)	64,461
Custodian fees	8,217
Transfer agent fees	46,960
Directors’/Trustees’ fees (Note 5)	846
Auditing fees	15,224
Legal fees	3,952
Portfolio accounting fees	41,598
Distribution services fee (Note 5)	23,456
Other service fees (Notes 2 and 5)	37,024
Share registration costs	19,811
Printing and postage	11,633
Miscellaneous (Note 5)	13,014
TOTAL EXPENSES	691,685
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(164,975)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(37,024)
TOTAL WAIVERS AND REIMBURSEMENTS	(201,999)
Net expenses	489,686
Net investment income	1,948,418
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $4,591 on sales of investments in an affiliated holding*)	742,951
Net realized loss on futures contracts	(96,659)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(3,953) on investments in an affiliated holding*)	5,401,958
Net change in unrealized depreciation of futures contracts	217,657
Net realized and unrealized gain (loss) on investments and futures contracts	6,265,907
Change in net assets resulting from operations	$8,214,325

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2020	Year Ended 4/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,948,418	$4,135,741
Net realized gain	646,292	169,633
Net change in unrealized appreciation/depreciation	5,619,615	3,535,133
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,214,325	7,840,507
Distributions to Shareholders:
Institutional Shares	(1,751,317)	(3,691,283)
Service Shares	(205,814)	(452,098)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,957,131)	(4,143,381)
Share Transactions:
Proceeds from sale of shares	40,639,547	78,510,148
Net asset value of shares issued to shareholders in payment of distributions declared	1,254,941	2,534,634
Cost of shares redeemed	(25,692,181)	(62,761,939)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,202,307	18,282,843
Change in net assets	22,459,501	21,979,969
Net Assets:
Beginning of period	143,548,900	121,568,931
End of period	$166,008,401	$143,548,900
See Notes which are an integral part of the Financial Statements
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21

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
Prior to June 29, 2020, the name of the Trust and Fund was Federated Income Securities Trust and Federated Intermediate Corporate Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
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22

Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $201,999 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$13,568	$(13,568)
Service Shares	23,456	—
TOTAL	$37,024	$(13,568)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,026,866 and $5,025,402, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$57,598*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(96,659)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$217,657
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2020		Year Ended 4/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,089,654	$39,142,295	8,146,109	$75,186,101
Shares issued to shareholders in payment of distributions declared	111,031	1,070,972	230,015	2,136,327
Shares redeemed	(2,581,629)	(24,903,509)	(6,397,217)	(59,231,195)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,619,056	$15,309,758	1,978,907	$18,091,233
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27

	Six Months Ended 10/31/2020		Year Ended 4/30/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	155,350	$1,497,252	358,040	$3,324,047
Shares issued to shareholders in payment of distributions declared	19,075	183,969	42,892	398,307
Shares redeemed	(82,145)	(788,672)	(380,461)	(3,530,744)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	92,280	$892,549	20,471	$191,610
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,711,336	$16,202,307	1,999,378	$18,282,843
4. FEDERAL TAX INFORMATION
At October 31, 2020, the cost of investments for federal tax purposes was $153,928,503. The net unrealized appreciation of investments for federal tax purposes was $10,879,570. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,454,707 and net unrealized depreciation from investments for those securities having an excess of cost over value of $575,137. The amounts presented are inclusive of derivative contracts.
As of April 30, 2020, the Fund had a capital loss carryforward of $191,156 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$191,156	$—	$191,156
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2020, the Adviser voluntarily waived $163,807 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2020, the Adviser reimbursed $1,168.
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28

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended October 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$23,456	$(23,456)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2020, FSSC received $1,573 and reimbursed $13,568 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2021; or (b) the date of the Fund’s next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2020, were as follows:
Purchases	$34,382,763
Sales	$18,121,507
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2020, the Fund had no outstanding loans. During the six months ended October 31, 2020, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the six months ended October 31, 2020, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,053.80	$2.95
Service Shares	$1,000	$1,052.40	$4.24
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.33	$2.91
Service Shares	$1,000	$1,021.07	$4.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Evaluation and Approval of Advisory Contract–May 2020
Federated Intermediate Corporate Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
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Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
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to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Intermediate Corporate Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
45

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
46

Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
October 31, 2020

Share Class | Ticker	A | FTIAX	Institutional | FSTYX	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund
(formerly, Federated Short-Term Income Fund)
Fund Established 1986

A Portfolio of Federated Hermes Income Securities Trust
(formerly, Federated Income Securities Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Short-Term Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2020 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Composition	Percentage of Total Net Assets[2]
Asset-Backed Securities	40.1%
Corporate Debt Securities	37.4%
U.S. Treasuries[3]	3.9%
Collateralized Mortgage Obligations	2.9%
Commercial Mortgage-Backed Securities	2.5%
Non-Agency Mortgage-Backed Securities	1.3%
Adjustable Rate Mortgages	0.1%
Foreign Government/Agency	0.1%
Derivative Contracts[4,5]	0.0%
Mortgage-Backed Securities[5,6]	0.0%
High Yield Bond Portfolio	1.9%
Federated Mortgage Core Portfolio	1.8%
Bank Loan Core Fund	1.8%
Securities Lending Collateral[7]	0.1%
Cash Equivalents[8]	7.3%
Other Assets and Liabilities—Net[9]	(1.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Represents less than 0.1%.
6	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
7	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2020 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 40.1%
		Auto Receivables— 18.7%
$ 5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	$5,117,854
2,070,995		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	2,090,109
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	5,077,102
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	3,041,067
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	2,044,349
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.468% (1-month USLIBOR +0.320%), 5/15/2023	4,513,214
5,000,000		BMW Vehicle Lease Trust 2018-1, Class A4, 3.360%, 3/21/2022	5,051,864
1,104,613		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	1,110,605
2,252,944		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	2,257,176
2,000,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,003,873
263,658		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	264,692
3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	3,010,644
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,320,185
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,349,033
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,278,456
5,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,145,689
7,000,000		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	7,085,388
2,000,000		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	2,014,768
6,000,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	6,148,955
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,976,648
10,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	10,156,448
6,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	6,140,504
2,825,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,885,499
4,750,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	4,781,340
3,175,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,199,575
2,000,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	2,076,702
4,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	3,995,112
2,000,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	1,963,089
3,000,000		Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,997,199
6,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	6,010,409
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 5,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	$4,997,447
3,804,000		General Motors 2019-2, Class C, 3.300%, 4/15/2026	4,038,042
3,000,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,988,817
1,500,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,491,351
5,500,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	5,501,799
2,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,750,980
1,500,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,500,835
2,000,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	2,035,761
2,625,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,724,026
10,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	10,014,548
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.450%, 7/17/2023	2,512,012
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,971,052
3,000,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,041,727
2,000,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	2,001,338
1,750,000		GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,771,783
1,100,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,100,647
5,000,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,069,525
4,363,584		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	4,416,569
3,500,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	3,582,277
3,212,668		Honda Auto Receivables Owner Trust 2019-3, Class A2, 1.900%, 4/15/2022	3,233,591
344,039		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	344,952
4,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,045,375
3,000,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	3,082,221
2,000,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	2,002,415
4,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,195,653
1,500,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,522,419
2,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	2,071,584
2,000,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	2,040,549
4,000,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,071,472
4,000,000	[1]	NextGear Floorplan Master Owner Trust 2018-2A, Class A1, 0.748% (1-month USLIBOR +0.600%), 10/15/2023	4,016,035
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 4,350,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	$4,413,967
7,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	7,017,964
6,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.578% (1-month USLIBOR +0.430%), 11/15/2023	6,021,541
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,000,930
1,250,544		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	1,255,101
952,308		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	956,720
4,000,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	4,118,333
7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	7,212,400
3,275,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,355,005
12,000,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	12,009,488
4,530,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	4,674,859
6,500,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,646,971
2,250,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,255,462
6,750,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,759,585
1,591,927		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	1,620,935
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,048,060
4,870,000		Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,945,957
9,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	9,612,110
4,000,000		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	4,096,505
2,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	2,039,332
5,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	5,012,939
4,000,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	4,082,582
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,011,691
1,000,000		World Omni Auto Receivables Trust 2018-B, Class B, 3.170%, 1/15/2025	1,039,670
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	3,004,682
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	$4,071,310
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,115,153
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	4,078,060
5,000,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	5,073,093
6,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	6,116,717
2,250,000		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	2,252,159
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	3,002,033
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,737,597
		TOTAL	357,903,261
		Credit Card— 8.5%
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.698% (1-month USLIBOR +0.550%), 12/15/2025	9,943,688
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.718% (1-month USLIBOR +0.570%), 2/17/2026	3,010,982
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,273,809
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	8,205,516
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.478% (1-month USLIBOR +0.330%), 7/15/2024	10,030,098
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 0.778% (1-month USLIBOR +0.630%), 2/15/2024	8,030,591
3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	3,799,301
6,000,000	[1]	Cards II Trust 2019-1A, Class A, 0.538% (1-month USLIBOR +0.390%), 5/15/2024	6,012,425
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 0.348% (1-month USLIBOR +0.200%), 4/17/2023	4,008,203
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.482% (1-month USLIBOR +0.340%), 6/7/2025	7,021,870
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.508% (1-month USLIBOR +0.360%), 4/15/2025	5,017,323
13,800,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.538% (1-month USLIBOR +0.390%), 3/15/2026	13,851,716
3,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	3,034,655
3,000,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	3,044,563
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.950%, 3/15/2023	3,033,058
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,035,954
4,000,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,029,084
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,977,462
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.608% (1-month USLIBOR +0.460%), 10/15/2024	$6,002,289
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.668% (1-month USLIBOR +0.520%), 7/15/2024	7,737,360
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	2,867,028
1,500,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.633% (1-month USLIBOR +0.490%), 7/21/2024	1,503,591
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,559,499
5,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 0.623% (1-month USLIBOR +0.480%), 7/21/2022	5,010,526
1,832,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	1,823,428
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,231,663
2,174,000		Trillium Credit Card Trust II 2019-1A, Class B, 3.522%, 1/26/2024	2,171,808
6,305,000		Trillium Credit Card Trust II 2019-1A, Class C, 3.915%, 1/26/2024	6,303,042
2,064,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	2,061,919
4,900,000		Trillium Credit Card Trust II 2020-1A, Class C, 2.628%, 12/26/2024	4,799,110
		TOTAL	162,431,561
		Equipment Lease— 5.1%
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,229,531
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,197,792
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,145,188
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,083,953
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,270,128
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,612,792
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	1,001,014
1,500,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	1,501,686
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,816,644
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,035,675
860,000		Great America Leasing Receivable 2020-1, Class A3, 1.760%, 8/15/2023	878,265
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,002,473
2,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	2,761,540
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,027,976
6,685,000		Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,422,591
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,263,142
7,000,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	7,018,727
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,550,110
1,527,203		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	1,542,117
2,000,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	2,060,504
3,000,000		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	3,006,676
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$ 3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	$3,171,473
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,800,556
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	3,024,296
8,625,000		Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,618,683
5,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 0.648% (1-month USLIBOR +0.500%), 11/15/2022	5,509,919
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 0.668% (1-month USLIBOR +0.520%), 7/17/2023	4,013,078
		TOTAL	96,566,529
		Home Equity Loan— 0.0%
8,184	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.628% (1-month USLIBOR +0.480%), 1/15/2028	6,444
2,088,010		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	296,866
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	303,310
		Other— 7.8%
2,291,744		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	2,300,641
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5/15/2029	4,045,920
2,100,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	2,121,508
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	2,330,367
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,039,756
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,053,437
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,905,830
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,003,060
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,000,046
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	1,006,469
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	1,008,173
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	1,012,199
1,001,716		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	1,012,233
5,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,034,266
5,100,000		Enterprise Fleet Financing LLC 2020-1, Class A3, 1.860%, 12/22/2025	5,231,857
1,230,310	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.829% (1-month USLIBOR +0.680%), 10/25/2035	1,222,778
5,000,000		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	5,218,647
8,000,000		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	8,053,337
2,400,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class B, 0.899% (1-month USLIBOR +0.750%), 5/25/2024	2,401,178
2,270,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 1.599% (1-month USLIBOR +1.450%), 5/25/2024	2,274,333
4,000,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class A, 1.099% (1-month USLIBOR +0.950%), 7/25/2025	4,010,791
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 3,100,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class C, 2.299% (1-month USLIBOR +2.150%), 7/25/2025	$3,118,978
1,318,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class D, 3.049% (1-month USLIBOR +2.900%), 7/25/2025	1,317,597
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,040,153
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/15/2023	4,382,676
3,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 0.698% (1-month USLIBOR +0.550%), 9/15/2023	3,018,532
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,318,178
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	6,053,216
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,122,801
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,527,531
1,784,974		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,873,292
4,569,322		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	4,575,783
285,258	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.749% (1-month USLIBOR +0.600%), 11/25/2027	284,734
377,178	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.849% (1-month USLIBOR +0.700%), 3/26/2040	378,654
397,093	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.649% (1-month USLIBOR +0.500%), 11/26/2040	395,219
311,683	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.499% (1-month USLIBOR +0.350%), 2/25/2042	310,389
172,668		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	173,954
518,349		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	520,824
326,577		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	329,558
428,679		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	433,983
1,753,639		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	1,782,611
3,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	2,984,931
1,627,720	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.899% (1-month USLIBOR +0.750%), 9/25/2056	1,614,522
516,907		Verizon Owner Trust 2018-1A, Class A1A, 2.820%, 9/20/2022	522,503
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,191,542
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,045,794
2,500,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	2,569,036
3,000,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,083,562
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,762,430
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,397,969
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,507,006
10,200,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	10,211,255
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	4,006,417
		TOTAL	150,142,456
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Rate Reduction Bond— 0.0%
$ 550,482		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	$567,957
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $760,923,081)	767,915,074
		CORPORATE BONDS— 37.4%
		Basic Industry - Chemicals— 0.1%
1,110,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	1,113,568
		Capital Goods - Aerospace & Defense— 1.1%
6,830,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	6,808,885
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,179,677
7,500,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	7,899,585
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,607,820
		TOTAL	20,495,967
		Capital Goods - Construction Machinery— 0.5%
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,209,086
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,953,792
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,000,004
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,553,933
		TOTAL	9,716,815
		Capital Goods - Diversified Manufacturing— 1.7%
6,550,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	6,754,779
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,118,920
13,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	13,018,155
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,069,944
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	784,414
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,831,353
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,516,131
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,690,137
		TOTAL	31,783,833
		Communications - Cable & Satellite— 0.2%
4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 0.866% (3-month USLIBOR +0.630%), 4/15/2024	4,217,572
		Communications - Media & Entertainment— 0.6%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,924,574
870,000		Fox Corp., Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	904,815
3,225,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 0.496% (3-month USLIBOR +0.250%), 9/1/2021	3,231,151
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	5,207,087
		TOTAL	12,267,627
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Communications - Telecom Wireless— 0.5%
$ 10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 1.220% (3-month USLIBOR +0.990%), 1/16/2024	$10,104,210
		Communications - Telecom Wirelines— 0.2%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 1.429% (3-month USLIBOR +1.180%), 6/12/2024	4,092,557
		Consumer Cyclical - Automotive— 3.0%
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 0.466% (3-month USLIBOR +0.210%), 2/12/2021	4,002,436
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	5,018,396
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.706% (3-month USLIBOR +0.450%), 2/22/2021	2,001,549
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,109,454
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,947,851
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.778% (3-month USLIBOR +1.550%), 1/14/2022	3,647,896
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,208,987
2,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	2,893,304
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	5,991,751
2,965,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	3,051,693
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.857% (3-month USLIBOR +0.630%), 9/21/2021	4,972,514
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	1,507,763
3,200,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.378% (3-month USLIBOR +0.125%), 8/13/2021	3,202,708
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.914% (3-month USLIBOR +0.690%), 1/11/2022	5,036,143
3,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.150%, 5/26/2022	3,038,473
1,200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	1,221,351
4,020,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	4,152,436
		TOTAL	57,004,705
		Consumer Cyclical - Retailers— 0.4%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,477,284
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 0.961% (3-month USLIBOR +0.720%), 3/9/2021	2,024,100
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,034,846
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,039,682
		TOTAL	8,575,912
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Services— 0.4%
$ 1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	$1,985,953
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,862,926
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,850,012
		TOTAL	7,698,891
		Consumer Non-Cyclical - Food/Beverage— 1.5%
2,875,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 0.980% (3-month USLIBOR +0.700%), 11/15/2021	2,875,717
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.227% (3-month USLIBOR +1.010%), 10/17/2023	1,405,247
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,291,513
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,233,761
5,450,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	5,472,224
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	2,005,595
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,608,649
		TOTAL	27,892,706
		Consumer Non-Cyclical - Health Care— 0.6%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.279% (3-month USLIBOR +1.030%), 6/6/2022	4,537,127
6,250,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,450,859
		TOTAL	10,987,986
		Consumer Non-Cyclical - Pharmaceuticals— 1.7%
4,705,000		AstraZeneca PLC, 0.700%, 4/8/2026	4,641,430
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.869% (3-month USLIBOR +0.620%), 6/10/2022	5,034,932
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.260% (3-month USLIBOR +1.010%), 12/15/2023	4,589,425
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,152,853
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,536,845
5,255,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	5,268,674
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,554,401
2,790,000		Royalty Pharma PLC, 144A, 1.200%, 9/2/2025	2,778,909
		TOTAL	32,557,469
		Consumer Non-Cyclical - Products— 0.7%
11,015,000		Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	10,972,875
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,625,483
		TOTAL	13,598,358
		Consumer Non-Cyclical - Tobacco— 0.5%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,629,120
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,699,954
		TOTAL	9,329,074
		Energy - Independent— 0.5%
5,000,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	5,061,395
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Energy - Independent— continued
$ 5,320,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.730% (3-month USLIBOR +1.450%), 8/15/2022	$4,923,140
		TOTAL	9,984,535
		Energy - Integrated— 1.8%
3,415,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	3,608,208
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 1.230% (3-month USLIBOR +0.950%), 5/16/2021	5,023,896
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,412,580
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,687,759
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,230,971
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	5,160,499
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,773,907
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,877,794
1,675,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	1,751,328
		TOTAL	34,526,942
		Energy - Midstream— 0.6%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,543,851
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,360,043
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 1.516% (3-month USLIBOR +1.280%), 1/15/2023	6,030,456
		TOTAL	11,934,350
		Energy - Oil Field Services— 0.1%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,572,135
		Energy - Refining— 0.4%
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	5,965,690
1,750,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	1,801,642
		TOTAL	7,767,332
		Financial Institution - Banking— 10.6%
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,428,676
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,828,560
5,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 0.740% (3-month USLIBOR +0.460%), 5/17/2021	5,012,451
2,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.736% (3-month USLIBOR +0.490%), 11/21/2022	2,012,724
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.214% (3-month USLIBOR +1.000%), 4/24/2023	4,039,878
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 0.589% (3-month USLIBOR +0.380%), 1/23/2022	2,001,200
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	3,004,033
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,624,161
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	$4,294,362
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	2,063,633
3,880,000	[3]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,885,948
5,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.625%, 5/1/2023	5,136,361
3,260,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.887% (Secured Overnight Financing Rate +0.800%), 3/17/2023	3,282,523
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	2,023,468
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,025,827
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 0.606% (3-month USLIBOR +0.350%), 2/12/2021	3,002,068
3,335,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	3,363,004
1,920,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.956% (Secured Overnight Financing Rate +0.870%), 11/4/2022	1,929,898
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	3,131,914
1,945,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	2,011,026
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,651,756
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 0.980% (3-month USLIBOR +0.730%), 6/11/2021	4,181,775
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	782,061
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,354,940
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.994% (3-month USLIBOR +0.780%), 10/31/2022	5,020,422
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.006% (3-month USLIBOR +0.750%), 2/23/2023	2,010,001
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.270% (3-month USLIBOR +1.000%), 5/18/2024	10,014,524
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,151,662
1,610,000		Huntington National Bank, Sr. Unsecd. Note, 1.800%, 2/3/2023	1,654,460
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,140,468
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	10,220,032
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.880% (3-month USLIBOR +0.610%), 5/18/2022	3,020,040
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.886% (3-month USLIBOR +0.640%), 12/1/2021	1,500,108
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	5,008,912
4,345,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.789% (Secured Overnight Financing Rate +0.700%), 1/20/2023	4,360,361
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	703,870
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	912,333
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 1,470,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.798% (Secured Overnight Financing Rate +0.710%), 12/9/2022	$1,478,505
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,560,604
4,120,000		National Australia Bank Ltd., Sr. Unsecd. Note, 1.875%, 12/13/2022	4,250,948
7,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	7,756,825
9,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 0.671% (3-month USLIBOR +0.430%), 12/9/2022	9,031,312
1,310,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	1,327,312
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	3,009,503
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,959,547
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,447,555
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	5,037,085
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.944% (3-month USLIBOR +0.730%), 2/1/2022	4,035,365
2,915,000		Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,912,693
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,200,612
1,605,000		State Street Corp., Sr. Unsecd. Note, 144A, 2.825%, 3/30/2023	1,657,346
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,994,074
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.680% (3-month USLIBOR +0.430%), 6/11/2021	6,015,734
3,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.804% (3-month USLIBOR +0.590%), 8/2/2022	3,011,034
3,200,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,317,249
2,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 1.750%, 4/21/2022	2,036,418
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.546% (3-month USLIBOR +0.310%), 1/15/2021	3,001,760
2,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	2,028,292
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	3,014,341
5,000,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.794% (3-month USLIBOR +0.570%), 1/11/2023	5,041,802
		TOTAL	203,915,356
		Financial Institution - Broker/Asset Mgr/Exchange— 0.3%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.644% (3-month USLIBOR +0.430%), 11/1/2021	5,018,096
		Financial Institution - Finance Companies— 0.2%
1,820,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,858,838
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Finance Companies— continued
$ 1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	$1,497,294
		TOTAL	3,356,132
		Financial Institution - Insurance - Health— 0.2%
2,360,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 0.896% (3-month USLIBOR +0.650%), 9/17/2021	2,360,472
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	2,040,810
		TOTAL	4,401,282
		Financial Institution - Insurance - Life— 1.3%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,977,345
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,287,326
1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,291,308
1,190,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	1,228,829
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,120,785
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	2,997,790
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.769% (3-month USLIBOR +0.520%), 6/10/2022	3,020,557
3,750,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	3,775,801
		TOTAL	24,699,741
		Financial Institution - Insurance - P&C— 0.0%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.146% (3-month USLIBOR +0.910%), 7/15/2027	921,068
		Financial Institution - REIT - Office— 0.0%
230,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	252,703
		Technology— 2.0%
6,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	6,062,048
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,357,036
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,329,621
1,430,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	1,625,931
2,500,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	2,718,362
2,985,000		Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	3,509,364
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 1.150% (3-month USLIBOR +0.870%), 8/15/2021	4,562,173
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,111,223
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,747,383
5,000,000		IBM Credit Corp., Sr. Unsecd. Note, 3.600%, 11/30/2021	5,177,426
1,535,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,598,347
		TOTAL	37,798,914
		Transportation - Airlines— 0.3%
5,385,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	5,771,591
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Transportation - Services— 0.8%
$ 2,555,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	$2,552,212
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,133,249
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,777,390
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	836,835
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	1,959,559
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,264,011
		TOTAL	14,523,256
		Utility - Electric— 4.0%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,552,671
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	3,001,561
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	3,083,414
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 0.625% (3-month USLIBOR +0.400%), 6/25/2021	5,010,195
6,755,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.776% (3-month USLIBOR +0.530%), 9/15/2023	6,774,841
4,920,000	[1]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.433% (3-month USLIBOR +0.180%), 2/18/2022	4,921,109
2,320,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	2,313,097
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,128,367
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	5,487,685
2,370,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 0.602% (3-month USLIBOR +0.380%), 7/28/2023	2,371,206
3,385,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	3,446,976
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	1,918,834
1,565,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	1,687,713
6,155,000		Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 144A, 0.550%, 10/1/2025	6,115,818
7,145,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.475% (3-month USLIBOR +0.250%), 9/28/2023	7,149,536
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,576,476
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	8,030,826
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,253,237
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,864,334
		TOTAL	75,687,896
		Utility - Natural Gas— 0.4%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	7,612,736
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Natural Gas Distributor— 0.2%
$ 3,830,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 0.569% (3-month USLIBOR +0.350%), 9/14/2023	$3,831,488
		TOTAL CORPORATE BONDS (IDENTIFIED COST $700,574,096)	716,012,803
		U.S. TREASURIES— 3.9%
		U.S. Treasury Notes— 3.9%
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.400% (91-day T-Bill +0.300%), 11/3/2020	10,028,504
40,000,000		United States Treasury Note, 2.125%, 2/29/2024	42,511,272
20,000,000	[4]	United States Treasury Note, 2.500%, 2/28/2026	22,181,304
		TOTAL U.S. TREASURIES (IDENTIFIED COST $69,915,254)	74,721,080
		COLLATERALIZED MORTGAGE OBLIGATIONS— 2.9%
		Federal Home Loan Mortgage Corporation— 1.7%
620		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	645
7,514		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	8,361
27,535		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	29,252
21,973		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	22,815
14,111		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	14,900
554,737	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 0.448% (1-month USLIBOR +0.300%), 2/15/2036	556,516
63,762	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.608% (1-month USLIBOR +0.460%), 2/15/2034	64,367
172,533	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.548% (1-month USLIBOR +0.400%), 7/15/2036	173,751
80,215	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.898% (1-month USLIBOR +0.750%), 7/15/2036	81,767
302,283	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.058% (1-month USLIBOR +0.910%), 7/15/2037	309,434
8,176,718	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.478% (1-month USLIBOR +0.330%), 4/15/2041	8,211,066
12,225,177	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.386% (Secured Overnight Financing Rate +0.300%), 4/25/2041	12,234,099
10,364,101		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	10,618,959
93,597		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	119,019
		TOTAL	32,444,951
		Federal National Mortgage Association— 0.9%
46		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	47
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 2,948		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	$3,085
3,954	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	4,221
393	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	408
1,529		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	1,610
62,304		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	68,525
36,658	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 0.649% (1-month USLIBOR +0.500%), 9/25/2032	37,004
6,658		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	7,036
143,011	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.579% (1-month USLIBOR +0.430%), 6/25/2036	144,159
656,954	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.599% (1-month USLIBOR +0.450%), 7/25/2037	663,392
88,236	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.149% (1-month USLIBOR +1.000%), 6/25/2037	90,635
14,781	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.949% (1-month USLIBOR +0.800%), 5/25/2039	14,826
199,054	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.999% (1-month USLIBOR +0.850%), 4/25/2037	203,858
295,987	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 0.689% (1-month USLIBOR +0.540%), 7/25/2037	299,699
406,711	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 0.599% (1-month USLIBOR +0.450%), 3/25/2041	408,664
1,895,374	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 0.549% (1-month USLIBOR +0.400%), 2/25/2042	1,909,781
5,273,068	[1]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.499% (1-month USLIBOR +0.350%), 5/25/2046	5,301,289
1,288,905	[1]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.499% (1-month USLIBOR +0.350%), 4/25/2047	1,293,470
6,160,689	[1]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.449% (1-month USLIBOR +0.300%), 10/25/2060	6,165,998
94		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	97
1,777		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	1,829
13,677	[1]	Federal National Mortgage Association, Class FB, 0.649% (1-month USLIBOR +0.500%), 8/25/2039	13,851
		TOTAL	16,633,484
		Government National Mortgage Association— 0.3%
3,064,967	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.695% (1-month USLIBOR +0.540%), 7/20/2063	3,072,853
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Government National Mortgage Association— continued
$ 3,876,208	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.705% (1-month USLIBOR +0.550%), 7/20/2063	$3,885,471
		TOTAL	6,958,324
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $55,752,736)	56,036,759
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.5%
		Commercial Mortgage— 2.5%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.398% (1-month USLIBOR +1.250%), 7/15/2035	4,775,709
10,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.548% (1-month USLIBOR +1.400%), 11/15/2036	9,656,685
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.177% (1-month USLIBOR +1.030%), 12/19/2030	3,872,667
8,550,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.497% (1-month USLIBOR +1.350%), 12/19/2030	7,973,192
40,278		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	40,270
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	12,036,294
4,849,803	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.935% (1-month USLIBOR +0.790%), 4/10/2046	4,861,079
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.347% (1-month USLIBOR +1.200%), 6/15/2045	5,009,535
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $49,341,046)	48,225,431
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 1.3%
		Non-Agency Mortgage— 1.3%
4,476		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.371%, 3/25/2033	4,474
4,552		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	4,675
4,554,974	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.700% (3-month USLIBOR +0.450%), 8/25/2060	4,557,324
2,190,665	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 0.695% (3-month USLIBOR +0.420%), 10/15/2054	2,191,020
2,500,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 0.676% (3-month USLIBOR +0.420%), 12/22/2069	2,500,903
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	4,100,392
124,672		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 0.246%, 9/25/2034	115,261
1,572,114		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,524,579
639,089		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	638,930
1,297,946		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,287,519
6,776,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.598% (3-month USLIBOR +0.390%), 1/21/2070	6,781,197
55,109		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	59,860
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE-BACKED SECURITIES— continued
		Non-Agency Mortgage— continued
$ 288,124	[1]	Washington Mutual 2006-AR15, Class 1A, 1.722% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	$249,544
330,734	[1]	Washington Mutual 2006-AR17, Class 1A, 1.840% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	297,198
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $24,343,145)	24,312,876
		FOREIGN GOVERNMENTS/AGENCY— 0.1%
		Supranational— 0.1%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,998,930)	3,010,980
	[1]	ADJUSTABLE RATE MORTGAGES— 0.1%
		Federal Home Loan Mortgage Corporation— 0.0%
29		FHLMC ARM, 1.897%, 10/1/2030	29
262,070		FHLMC ARM, 3.601%, 3/1/2033	273,994
2,400		FHLMC ARM, 5.331%, 11/1/2030	2,597
		TOTAL	276,620
		Federal National Mortgage Association— 0.1%
340,724		FNMA ARM, 1.932%, 8/1/2033	345,429
137,374		FNMA ARM, 2.420%, 5/1/2040	139,783
48,543		FNMA ARM, 2.420%, 5/1/2040	49,399
13,413		FNMA ARM, 2.448%, 10/1/2027	13,579
204,469		FNMA ARM, 2.477%, 5/1/2034	209,737
113,094		FNMA ARM, 2.504%, 4/1/2028	114,524
		TOTAL	872,451
		Government National Mortgage Association— 0.0%
925		GNMA ARM, 3.000%, 1/20/2022	934
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,134,245)	1,150,005
		MORTGAGE-BACKED SECURITIES— 0.0%
		Federal Home Loan Mortgage Corporation— 0.0%
740		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	756
		Federal National Mortgage Association— 0.0%
40,035		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	47,344
		Government National Mortgage Association— 0.0%
4,159		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	4,403
3,826		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	4,269
		TOTAL	8,672
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $51,204)	56,772
		INVESTMENT COMPANIES— 12.9%
3,729,102		Bank Loan Core Fund	34,792,525
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— continued
1,021,760	Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	$1,021,760
139,372,346	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[5]	139,428,094
3,408,385	Federated Mortgage Core Portfolio	34,322,442
6,065,411	High Yield Bond Portfolio	36,877,697
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $247,393,500)	246,442,518
	TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $1,912,427,237)[6]	1,937,884,298
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[7]	(22,436,337)
	TOTAL NET ASSETS—100%	$1,915,447,961
At October 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Long Futures:
[8]United States Treasury Note 2-Year Long Futures	300	$66,253,125	December 2020	$(10,075)
[8]United States Treasury Note 5-Year Long Futures	300	$37,680,469	December 2020	$(94,391)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(104,466)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
Affiliates	Value as of 4/30/2020	Purchases at cost	Proceeds from Sales
Bank Loan Core Fund	$17,811,184	$16,011,100	$—
Federated Hermes Government Obligations Fund, Premier Shares	$210,630	$4,197,520	$(3,386,390)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$160,967,045	$421,377,979	$(442,947,371)
Federated Mortgage Core Portfolio	$34,138,290	$455,219	$—
High Yield Bond Portfolio	$19,276,049	$16,304,370	$—
TOTAL OF AFFILIATED TRANSACTIONS	$232,403,198	$458,346,188	$(446,333,761)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2020	Shares Held as of 10/31/2020	Dividend Income
$970,241	$—	$34,792,525	3,729,102	$511,100
$—	$—	$1,021,760	1,021,760	$87
$(58,305)	$88,746	$139,428,094	139,372,346	$128,100
$(271,067)	$—	$34,322,442	3,408,385	$455,219
$1,297,278	$—	$36,877,697	6,065,411	$804,370
$1,938,147	$88,746	$246,442,518	153,597,004	$1,898,876

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,912,427,237.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$767,915,074	$0	$767,915,074
Corporate Bonds	—	716,012,803	—	716,012,803
U.S. Treasuries	—	74,721,080	—	74,721,080
Collateralized Mortgage Obligations	—	56,036,759	—	56,036,759
Commercial Mortgage-Backed Securities	—	48,225,431	—	48,225,431
Non-Agency Mortgage-Backed Securities	—	24,312,876	—	24,312,876
Foreign Governments/Agency	—	3,010,980	—	3,010,980
Adjustable Rate Mortgages	—	1,150,005	—	1,150,005
Mortgage-Backed Securities	—	56,772	—	56,772
Investment Companies	246,442,518	—	—	246,442,518
TOTAL SECURITIES	$246,442,518	$1,691,441,780	$0	$1,937,884,298
Other Financial Instruments:[1]
Liabilities	$(104,466)	$—	$—	$(104,466)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(104,466)	$—	$—	$(104,466)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2020	Year Ended April 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.52	$8.49	$8.44	$8.51	$8.50	$8.56
Income From Investment Operations:
Net investment income	0.06	0.18	0.17	0.11	0.07	0.06
Net realized and unrealized gain (loss)	0.17	0.03	0.05	(0.07)	0.01	(0.06)
Total From Investment Operations	0.23	0.21	0.22	0.04	0.08	0.00[1]
Less Distributions:
Distributions from net investment income	(0.06)	(0.18)	(0.17)	(0.11)	(0.07)	(0.06)
Net Asset Value, End of Period	$8.69	$8.52	$8.49	$8.44	$8.51	$8.50
Total Return[2]	2.76%	2.44%	2.59%	0.47%	0.95%	0.03%
Ratios to Average Net Assets:
Net expenses[3]	0.62%[4]	0.79%	0.96%	1.11%	1.10%	1.10%
Net investment income	1.41%[4]	2.05%	1.99%	1.28%	0.82%	0.69%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.14%	0.28%	0.24%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$372,216	$91,446	$86,807	$52,740	$59,738	$77,009
Portfolio turnover	11%	39%	40%	28%	34%	15%

1	Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2020	Year Ended April 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.52	$8.49	$8.44	$8.51	$8.50	$8.56
Income From Investment Operations:
Net investment income	0.08	0.21	0.22	0.17	0.13	0.12
Net realized and unrealized gain (loss)	0.16	0.03	0.05	(0.07)	0.01	(0.05)
Total From Investment Operations	0.24	0.24	0.27	0.10	0.14	0.07
Less Distributions:
Distributions from net investment income	(0.08)	(0.21)	(0.22)	(0.17)	(0.13)	(0.13)
Net Asset Value, End of Period	$8.68	$8.52	$8.49	$8.44	$8.51	$8.50
Total Return[2]	2.77%	2.87%	3.21%	1.22%	1.71%	0.79%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.37%	0.36%	0.35%	0.35%
Net investment income	1.73%[4]	2.47%	2.59%	2.04%	1.57%	1.44%
Expense waiver/reimbursement[5]	0.09%[4]	0.10%	0.14%	0.27%	0.24%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,011,758	$960,898	$844,119	$438,235	$403,852	$515,604
Portfolio turnover	11%	39%	40%	28%	34%	15%

1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights – Service Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2020	Year Ended April 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.52	$8.48	$8.44	$8.51	$8.50	$8.56
Income From Investment Operations:
Net investment income	0.06	0.19	0.20	0.16	0.12	0.11
Net realized and unrealized gain (loss)	0.16	0.04	0.04	(0.07)	0.01	(0.06)
Total From Investment Operations	0.22	0.23	0.24	0.09	0.13	0.05
Less Distributions:
Distributions from net investment income	(0.06)	(0.19)	(0.20)	(0.16)	(0.12)	(0.11)
Net Asset Value, End of Period	$8.68	$8.52	$8.48	$8.44	$8.51	$8.50
Total Return[2]	2.63%	2.70%	2.89%	1.09%	1.57%	0.63%
Ratios to Average Net Assets:
Net expenses[3]	0.65%[4]	0.65%	0.57%	0.48%	0.49%	0.52%
Net investment income	1.45%[4]	2.19%	2.37%	1.91%	1.46%	1.27%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.11%	0.20%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$338,952	$337,987	$372,876	$417,673	$478,362	$400,918
Portfolio turnover	11%	39%	40%	28%	34%	15%

1
Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2020	Year Ended April 30,			Period Ended 4/30/2017[1]
		2020	2019	2018
Net Asset Value, Beginning of Period	$8.53	$8.49	$8.45	$8.51	$8.49
Income From Investment Operations:
Net investment income	0.08	0.21	0.22	0.17	0.07
Net realized and unrealized gain (loss)	0.16	0.04	0.04	(0.06)	(0.01)
Total From Investment Operations	0.24	0.25	0.26	0.11	0.06
Less Distributions:
Distributions from net investment income	(0.08)	(0.21)	(0.22)	(0.17)	(0.04)
Net Asset Value, End of Period	$8.69	$8.53	$8.49	$8.45	$8.51
Total Return[2]	2.78%	3.02%	3.11%	1.35%	0.72%
Ratios to Average Net Assets:
Net expenses[3]	0.34%[4]	0.34%	0.34%	0.35%	0.33%[4]
Net investment income	1.75%[4]	2.48%	2.66%	2.19%	1.34%[4]
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.10%	0.20%	0.40%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$192,522	$147,771	$68,022	$13,637	$0[6]
Portfolio turnover	11%	39%	40%	28%	34%[7]

1
Reflects operations for the period from January 20, 2017 (date of initial investment) to
April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesOctober 31, 2020 (unaudited)

Assets:
Investment in securities, at value including $545,600 of securities loaned and $246,442,518 of investment in affiliated holdings* (identified cost $1,912,427,237)	$1,937,884,298
Income receivable	4,155,938
Income receivable from affiliated holdings	364,607
Receivable for shares sold	9,224,206
Total Assets	1,951,629,049
Liabilities:
Payable for investments purchased	31,196,878
Payable for shares redeemed	3,521,358
Payable for variation margin on futures contracts	14,106
Payable for collateral due to broker for securities lending	1,021,760
Income distribution payable	163,185
Payable to adviser (Note 5)	23,925
Payable for administrative fee (Note 5)	8,151
Payable for other service fees (Notes 2 and 5)	148,470
Accrued expenses (Note 5)	83,255
Total Liabilities	36,181,088
Net assets for 220,544,977 shares outstanding	$1,915,447,961
Net Assets Consist of:
Paid-in capital	$1,890,670,604
Total distributable earnings (loss)	24,777,357
Total Net Assets	$1,915,447,961
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($372,215,805 ÷ 42,846,622 shares outstanding), no par value, unlimited shares authorized	$8.69
Offering price per share (100/99.00 of $8.69)	$8.78
Redemption proceeds per share	$8.69
Institutional Shares:
Net asset value per share ($1,011,757,892 ÷ 116,495,717 shares outstanding), no par value, unlimited shares authorized	$8.68
Offering price per share	$8.68
Redemption proceeds per share	$8.68
Service Shares:
Net asset value per share ($338,952,467 ÷ 39,047,832 shares outstanding), no par value, unlimited shares authorized	$8.68
Offering price per share	$8.68
Redemption proceeds per share	$8.68
Class R6 Shares:
Net asset value per share ($192,521,797 ÷ 22,154,806 shares outstanding), no par value, unlimited shares authorized	$8.69
Offering price per share	$8.69
Redemption proceeds per share	$8.69

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended October 31, 2020 (unaudited)

Investment Income:
Interest	$15,410,933
Dividends (including $1,898,789 received from affiliated holdings*)	1,898,762
Net income on securities loaned (includes $87 received from affiliated holdings related to cash collateral balances (Note 2)*)	139
TOTAL INCOME	17,309,834
Expenses:
Investment adviser fee (Note 5)	2,482,102
Administrative fee (Note 5)	646,302
Custodian fees	30,567
Transfer agent fees (Note 2)	457,655
Directors’/Trustees’ fees (Note 5)	3,857
Auditing fees	15,224
Legal fees	3,951
Portfolio accounting fees	100,134
Other service fees (Notes 2 and 5)	659,525
Share registration costs	71,077
Printing and postage	27,107
Miscellaneous (Note 5)	17,003
TOTAL EXPENSES	4,514,504
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(627,151)
Reimbursement of other operating expenses (Notes 2 and 5)	(101,504)
TOTAL WAIVER AND REIMBURSEMENTS	(728,655)
Net expenses	3,785,849
Net investment income	13,523,985
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $88,746 on sales of investments in affiliated holdings*)	589,672
Net realized gain on futures contracts	2,377,054
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $1,938,147 on investments in affiliated holdings*)	29,379,463
Net change in unrealized appreciation of futures contracts	(2,604,119)
Net realized and unrealized gain (loss) on investments and futures contracts	29,742,070
Change in net assets resulting from operations	$43,266,055

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2020	Year Ended 4/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,523,985	$33,693,353
Net realized gain (loss)	2,966,726	5,372,167
Net change in unrealized appreciation/depreciation	26,775,344	(840,137)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	43,266,055	38,225,383
Distributions to Shareholders:
Class A Shares	(1,428,879)	(1,651,015)
Institutional Shares	(8,319,584)	(22,372,403)
Service Shares	(2,401,843)	(7,877,195)
Class R6 Shares	(1,416,840)	(1,881,721)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,567,146)	(33,782,334)
Share Transactions:
Proceeds from sale of shares	761,954,763	739,499,703
Net asset value of shares issued to shareholders in payment of distributions declared	12,520,858	30,465,792
Cost of shares redeemed	(426,829,574)	(608,129,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	347,646,047	161,835,528
Change in net assets	377,344,956	166,278,577
Net Assets:
Beginning of period	1,538,103,005	1,371,824,428
End of period	$1,915,447,961	$1,538,103,005
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
Prior to June 29, 2020, the name of the Trust and Fund was Federated Income Securities Trust and Federated Short-Term Income Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $728,655 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended October 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$35,391	$—
Institutional Shares	258,450	(67,393)
Service Shares	155,889	(34,111)
Class R6 Shares	7,925	—
TOTAL	$457,655	$(101,504)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$252,417
Service Shares	407,108
TOTAL	$659,525
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $122,461,831. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to
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meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2020, the Fund had no outstanding foreign exchange contracts and no activity for the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
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As of October 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$545,600	$1,021,760
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$104,466*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$2,377,054
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(2,604,119)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2020		Year Ended 4/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	36,105,285	$312,937,017	9,096,265	$77,947,819
Shares issued to shareholders in payment of distributions declared	164,427	1,425,739	191,687	1,641,804
Shares redeemed	(4,154,697)	(35,990,931)	(8,783,220)	(75,240,739)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	32,115,015	$278,371,825	504,732	$4,348,884
	Six Months Ended 10/31/2020		Year Ended 4/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,770,900	$326,386,496	52,769,135	$451,134,344
Shares issued to shareholders in payment of distributions declared	923,299	7,986,847	2,513,762	21,535,233
Shares redeemed	(34,974,732)	(301,727,150)	(41,965,941)	(358,594,445)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,719,467	$32,646,193	13,316,956	$114,075,132
	Six Months Ended 10/31/2020		Year Ended 4/30/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,969,284	$60,294,506	11,916,153	$101,914,349
Shares issued to shareholders in payment of distributions declared	248,507	2,148,835	808,893	6,926,931
Shares redeemed	(7,857,989)	(67,688,043)	(16,989,882)	(144,858,955)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(640,198)	$(5,244,702)	(4,264,836)	$(36,017,675)
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	Six Months Ended 10/31/2020		Year Ended 4/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,182,844	$62,336,744	12,722,352	$108,503,191
Shares issued to shareholders in payment of distributions declared	110,862	959,437	42,232	361,824
Shares redeemed	(2,472,635)	(21,423,450)	(3,442,719)	(29,435,828)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,821,071	$41,872,731	9,321,865	$79,429,187
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	40,015,355	$347,646,047	18,878,717	$161,835,528
4. FEDERAL TAX INFORMATION
At October 31, 2020, the cost of investments for federal tax purposes was $1,912,427,237. The net unrealized appreciation of investments for federal tax purposes was $25,352,595. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,150,178 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,797,583. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended October 31, 2020, the Adviser voluntarily waived $591,639 of its fee and voluntarily reimbursed $101,504 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2020, the Adviser reimbursed $35,512.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2020, FSC retained $3,112 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended October 31, 2020, FSSC received $13,222 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to July 1, 2020, the Fee Limit disclosed above for Class A Shares was 0.70%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2020, were as follows:
Purchases	$535,315,376
Sales	$168,251,075
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2020, the Fund had no outstanding loans. During the six months ended October 31, 2020, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the six months ended October 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in
Semi-Annual Shareholder Report

the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,027.60	$3.17
Institutional Shares	$1,000	$1,027.70	$1.89
Service Shares	$1,000	$1,026.30	$3.32
Class R6 Shares	$1,000	$1,027.80	$1.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.08	$3.16
Institutional Shares	$1,000	$1,023.34	$1.89
Service Shares	$1,000	$1,021.93	$3.31
Class R6 Shares	$1,000	$1,023.49	$1.73

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.62%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Short-Term Income Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES SHORT-TERM INCOME FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Semi-Annual Shareholder Report

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the three-year and five-year periods was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board
Semi-Annual Shareholder Report

considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Term Income Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
31499 (12/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2020